Description of Business and Basis of Presentation (Details)	Mar. 11, 2021 USD ($) $ / shares shares	Dec. 21, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 10, 2021 $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit | $			$ 303,356,000		$ 209,375,000
Class of Stock [Line Items]
Common stock, shares issued (in shares)			172,200,417		33,327,294
Common stock, shares outstanding (in shares)	161,449,205		172,200,417		33,327,294
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Warrants outstanding (in shares)	15,999,996
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001
Issue Price per share (in dollars per share) | $ / shares	$ 10.00
Gross proceeds from merger and private offering | $	$ 299,900,000
Pre-merger cost | $	8,500,000
Offering cost | $	$ 26,600,000
Private Placement
Class of Stock [Line Items]
Issue Price per share (in dollars per share) | $ / shares		$ 10.00
Sale of stock, number of shares issued in transaction (in shares)		10,000,000
Sale of stock, aggregate commitment amount | $		$ 100,000,000
CLA | CLA Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)		10,000,000
CLA | Private Placement Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)		6,000,000
CLA | Conversion of Class B Common Stock to Class A Common Stock
Class of Stock [Line Items]
Ordinary shares, conversion ratio		1
CLA | Conversion of Class A Common Stock to Common Stock
Class of Stock [Line Items]
Ordinary shares, conversion ratio		1
CLA | Conversion of Warrant to Ouster Common Stock
Class of Stock [Line Items]
Warrant, conversion ratio		1
CLA | Conversion of Canceled CLA Units to Ouster Common Stock
Class of Stock [Line Items]
Unit, conversion ratio		1
CLA | Conversion of Canceled CLA Units to Public Warrant
Class of Stock [Line Items]
Unit, conversion ratio		0.5
OTI
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares				$ 0.00001
OTI | Series B Preferred Stock Converted to Common Stock
Class of Stock [Line Items]
Preferred stock, conversion ratio				1
Common Class B | CLA
Class of Stock [Line Items]
Common stock, shares issued (in shares)		5,000,000
Common stock, shares outstanding (in shares)		5,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Common Class A | CLA
Class of Stock [Line Items]
Common stock, shares issued (in shares)		25,000,000
Common stock, shares outstanding (in shares)		25,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Series B Redeemable Convertible Preferred Stock | OTI
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.00001
Common Stock
Class of Stock [Line Items]
Stock converted (in shares)	150,000,000